Allocation of Purchase Price Value of Assets Acquired and liabilities Assumed (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 Crivo
Business Acquisition [Line Items]
Business Combination, goodwill tax deductible	$ 128.8	$ 128.8
Tax deductible amount, goodwill			$ 0